Expenses by nature - Summary of provisions and impairment losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
(Write-off)/allowance of obsolete inventories	€ (5,667)	€ (5,555)	€ 11,417
Provisions for trade and other receivables	1,534	200	1,617
Other provisions	810	(886)	983
Impairment of right-of-use assets	5,789	3,516	2,434
Impairment of property, plant and equipment	1,261	2,804	278
Total provisions and impairment losses (exclude goodwill)	€ 3,727	€ 79	€ 16,729